Quarterly Holdings Report
for
Fidelity® Japan Smaller Companies Fund
January 31, 2026
JSC-NPRT1-0426
1.813017.121
Common Stocks - 98.0%
	Shares	Value ($)
JAPAN - 98.0%
Communication Services - 3.7%
Entertainment - 2.9%
Capcom Co Ltd	123,300	3,142,784
Konami Group Corp	29,500	4,283,181
Nintendo Co Ltd	64,900	4,018,969
		11,444,934
Media - 0.8%
CyberAgent Inc	341,800	3,093,117
TOTAL COMMUNICATION SERVICES		14,538,051
Consumer Discretionary - 10.8%
Automobile Components - 1.1%
Toyo Tire Corp	166,900	4,483,092
Automobiles - 2.6%
Mazda Motor Corp	637,300	4,885,994
Suzuki Motor Corp	377,000	5,131,498
		10,017,492
Broadline Retail - 0.9%
Ryohin Keikaku Co Ltd	173,600	3,456,071
Distributors - 1.0%
Central Automotive Products Ltd	299,600	4,046,033
Hotels, Restaurants & Leisure - 1.7%
Food & Life Cos Ltd	72,000	3,941,018
Koshidaka Holdings Co Ltd	380,100	2,934,993
		6,876,011
Specialty Retail - 1.5%
USS Co Ltd	542,100	5,979,353
Textiles, Apparel & Luxury Goods - 2.0%
Asics Corp	226,200	5,429,911
Fujibo Holdings Inc	40,500	2,253,198
		7,683,109
TOTAL CONSUMER DISCRETIONARY		42,541,161
Consumer Staples - 6.9%
Consumer Staples Distribution & Retail - 0.9%
Kato Sangyo Co Ltd	90,800	3,819,514
Food Products - 4.8%
Ajinomoto Co Inc	274,700	6,248,023
Kewpie Corp	260,350	7,292,694
Kotobuki Spirits Co Ltd (a)	463,600	5,356,143
		18,896,860
Household Products - 1.2%
Transaction Co Ltd (a)	600,800	4,631,393
TOTAL CONSUMER STAPLES		27,347,767
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Inpex Corp	275,600	6,131,370
Itochu Enex Co Ltd	243,800	3,012,055
TOTAL ENERGY		9,143,425
Financials - 13.1%
Banks - 6.8%
77 Bank Ltd/The	97,300	5,316,418
Hokuhoku Financial Group Inc	430,000	14,726,027
Kyoto Financial Group Inc (a)	170,400	4,103,650
North Pacific Bank Ltd	463,800	2,760,143
		26,906,238
Financial Services - 0.8%
Zenkoku Hosho Co Ltd	157,400	3,125,421
Insurance - 5.5%
LIFENET INSURANCE CO (b)	154,600	1,998,931
Sompo Holdings Inc	287,900	9,928,095
T&D Holdings Inc	192,900	4,740,235
Tokio Marine Holdings Inc	137,200	5,113,794
		21,781,055
TOTAL FINANCIALS		51,812,714
Health Care - 1.8%
Health Care Providers & Services - 0.8%
As One Corp	227,100	3,406,647
Pharmaceuticals - 1.0%
Santen Pharmaceutical Co Ltd	336,500	3,778,993
TOTAL HEALTH CARE		7,185,640
Industrials - 27.5%
Building Products - 1.4%
Nichias Corp	111,600	5,587,211
Commercial Services & Supplies - 0.4%
Daiei Kankyo Co Ltd	62,200	1,637,794
Construction & Engineering - 4.4%
Fukuda Corp	54,300	2,736,754
Hazama Ando Corp	473,800	6,113,845
Hibiya Engineering Ltd	161,400	5,016,374
Meisei Industrial Co Ltd	91,300	1,015,886
Yurtec Corp	145,500	2,554,429
		17,437,288
Electrical Equipment - 2.1%
SWCC Corp	86,900	6,479,879
Terasaki Electric Co Ltd (a)	58,300	1,653,767
		8,133,646
Ground Transportation - 1.6%
East Japan Railway Co	251,500	6,326,502
Machinery - 8.5%
Ebara Corp	261,700	7,873,322
IHI Corp	322,600	7,437,560
Japan Steel Works Ltd/The	56,900	3,138,030
Kawasaki Heavy Industries Ltd	54,000	4,492,440
Namura Shipbuilding Co Ltd	95,100	2,580,899
Nippon Dry-Chemical Co Ltd	41,400	2,870,393
Takeuchi Manufacturing Co Ltd	116,300	4,801,997
		33,194,641
Professional Services - 3.3%
BayCurrent Inc	47,600	1,673,504
Funai Soken Holdings Inc (a)	411,960	2,981,360
Visional Inc (b)	155,000	8,532,211
		13,187,075
Trading Companies & Distributors - 4.7%
Inaba Denki Sangyo Co Ltd	232,800	3,870,473
Mitani Corp	358,900	5,519,398
Senshu Electric Co Ltd	188,300	7,020,490
Totech Corp (a)	89,500	2,324,825
		18,735,186
Transportation Infrastructure - 1.1%
Kamigumi Co Ltd	124,000	4,332,308
TOTAL INDUSTRIALS		108,571,651
Information Technology - 18.0%
Electronic Equipment, Instruments & Components - 5.0%
Azbil Corp	462,200	4,022,896
Dexerials Corp	231,600	4,023,369
Ibiden Co Ltd	79,300	4,216,592
Maruwa Co Ltd/Aichi	14,400	4,432,773
Riken Keiki Co Ltd (a)	143,100	3,042,123
		19,737,753
IT Services - 5.5%
Ad-sol Nissin Corp	189,900	2,163,309
Argo Graphics Inc	564,200	5,246,083
JFE Systems Inc	75,400	1,104,496
Nomura Research Institute Ltd	153,600	4,665,764
NSD Co Ltd	260,400	5,456,689
TechMatrix Corp	229,100	3,129,474
		21,765,815
Semiconductors & Semiconductor Equipment - 4.7%
Kioxia Holdings Corp (b)	47,300	6,528,354
Renesas Electronics Corp	485,800	8,076,647
Shibaura Mechatronics Corp	25,800	3,904,342
		18,509,343
Software - 2.8%
m-up Holdings Inc	493,400	2,630,234
Money Forward Inc (b)	215,250	5,428,539
Systena Corp	869,900	2,855,448
		10,914,221
TOTAL INFORMATION TECHNOLOGY		70,927,132
Materials - 10.6%
Chemicals - 7.5%
C Uyemura & Co Ltd	67,200	7,755,183
NOF Corp	174,900	3,369,503
Osaka Soda Co Ltd	346,700	5,027,105
Resonac Holdings Corp (a)	91,800	5,308,930
Tokyo Ohka Kogyo Co Ltd	102,900	4,838,481
Toyo Gosei Co Ltd	55,400	3,164,487
		29,463,689
Construction Materials - 1.1%
Maeda Kosen Co Ltd	380,000	4,542,517
Metals & Mining - 2.0%
Yamato Kogyo Co Ltd	110,400	7,961,127
TOTAL MATERIALS		41,967,333
Real Estate - 2.4%
Real Estate Management & Development - 2.4%
Arealink Co Ltd	307,400	2,204,794
Katitas Co Ltd	168,400	3,318,816
Starts Corp Inc	119,300	3,773,414
TOTAL REAL ESTATE		9,297,024
Utilities - 0.9%
Gas Utilities - 0.9%
Nippon Gas Co Ltd	184,900	3,501,822
TOTAL JAPAN		386,833,720
TOTAL COMMON STOCKS (Cost $252,100,416)		386,833,720

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	650,385	650,515
Fidelity Securities Lending Cash Central Fund (c)(d)	3.70	14,723,528	14,725,001
TOTAL MONEY MARKET FUNDS (Cost $15,375,516)			15,375,516

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $267,475,932)	402,209,236
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(7,632,572)
NET ASSETS - 100.0%	394,576,664

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $98,354.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	194,071	4,301,678	3,845,193	3,619	(41)	-	650,515	650,385	0.0%
Fidelity Securities Lending Cash Central Fund	16,332,834	33,993,045	35,600,834	16,695	(44)	-	14,725,001	14,723,528	0.0%
Total	16,526,905	38,294,723	39,446,027	20,314	(85)	-	15,375,516

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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